Stockholders' Equity (Deficit) (Details Textual) (USD $)	4 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Oct. 31, 2011	Jul. 31, 2013	Oct. 31, 2012	Aug. 31, 2011 Chief Executive Officer [Member]	Oct. 31, 2012 Chief Executive Officer [Member]
Stockholders' Equity (Textual)
Amount contributed to the company	$ 40	$ 8,000	$ 2,990	$ 40	$ 2,990